Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Temporary Differences Not Recognised (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income taxes [Abstract]
Temporary differences for which no deferred tax asset has been recognised	$ 10,115	$ 9,825	$ 14,504
Potential tax benefit at 28%	$ 2,832	$ 2,751	$ 4,061